Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease

Note 12 — Lease

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the years ended December 31, 2024, 2023 and 2022 amounted to $460,284, $344,775 and $162,799, respectively. Cash paid for amounts included in the measurement of lease liabilities amounted to $321,317 and $141,183 for the years ended December 31, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2024	December 31, 2023

Right-of-use assets, net	$338,017	$357,007

Operating lease liabilities - current	215,253	260,728
Operating lease liabilities - non-current	146,932	109,956
Operating lease liabilities	$362,185	$370,684

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.8 years
Weighted average discount rate	5.0%

The following is a schedule of maturities of lease liabilities as of December 31, 2024:

Twelve months ending December 31,	Amount
2025	$225,986
2026	133,551
2027	16,669
Total future minimum lease payments	376,206
Less: imputed interest	(14,021)
Present value of lease liabilities	$362,185